Preferred Stock - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Jun. 30, 2012	Dec. 31, 2013 IPO [Member]	May 31, 2012 Pre Amendment [Member]	May 31, 2012 Post Amendment [Member]	May 31, 2012 Series A convertible preferred stock [Member]	Apr. 30, 2007 Series A convertible preferred stock [Member]	May 31, 2012 Series B convertible preferred stock [Member]	Aug. 31, 2008 Series B convertible preferred stock [Member]	May 31, 2012 Series C convertible preferred stock [Member]	Jun. 30, 2011 Series C convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	0		0								1,484		2,242		4,778
Preferred stock, par value	$ 0.00001		$ 0.00001								$ 2.608		$ 4.849		$ 5.317
Convertible notes payable		$ 41,860,000			$ 46,037,000	$ 514,000
Accrued interest						5,000
Common stock, shares authorized	250,000	12,936	250,000	250,000				12,745	12,936
Preferred stock, shares authorized	20,000		20,000	20,000			20,000	8,632	8,823	1,489		2,252		5,082
Basis conversion of outstanding convertible preferred stock into common stock	1-for-1 basis
Dividends declared	$ 0	$ 0